Retirement Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Retirement Plan [Abstract]
RETIREMENT PLAN

NOTE 13 — RETIREMENT PLAN

The Company sponsors a traditional 401(k), Roth 401(k) and profit-sharing plan (the “Plan”), in which all eligible employees may participate after completing 3 months of employment. No contributions have been made by the Company during the nine months ended September 30, 2024 and 2023.

NOTE 13 — RETIREMENT PLAN

The Company sponsors a Roth 401(k) and profit-sharing plan (the “Plan”), in which all eligible employees may participate after completing 3 months of employment. No contributions have been made by the Company during the years ended of December 31, 2023 and 2022.